INVESTMENT IN UNCONSOLIDATED SUBSIDIARY (10K) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Altrazeal Trading Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Summarized financial information for investment
Summarized financial information for our investment in Altrazeal Trading Ltd. assuming 100% ownership is as follows:

Altrazeal Trading Ltd.	December 31, 2012
Balance sheet
Total assets	$136,661
Total liabilities	$660,006
Total stockholders’ (deficit)	$(523,345)
Statement of operations
Revenues	$61,028
Net (loss)	$(516,829)

Summarized financial information for our investment in Altrazeal Trading Ltd. assuming 100% ownership is as follows:

Altrazeal Trading Ltd.	December 31, 2012
Balance sheet
Total assets	$136,661
Total liabilities	$660,006
Total stockholders’ (deficit)	$(523,345)
Statement of operations
Revenues	$61,028
Net (loss)	$(516,829)

Altrazeal Trading GmbH [Member]
Schedule of Equity Method Investments [Line Items]
Summarized financial information for investment
Summarized financial information for our investment in Altrazeal Trading assuming 100% ownership is as follows:

Altrazeal Trading GmbH	December 31, 2014 (Unaudited)	December 31, 2013 (Unaudited)
Balance sheet
Total assets	$1,039,343		$757,784
Total liabilities	$2,178,865		$1,563,046
Total stockholders’ (deficit)	$(1,139,522)		$(805,262)
Statement of operations
Revenues	$882,583	$	---
Net (loss)	$(465,580)		$(798,009)

Summarized financial information for our investment in Altrazeal Trading GmbH assuming 100% ownership is as follows:

Altrazeal Trading GmbH	December 31, 2013 (Unaudited)
Balance sheet
Total assets		$757,784
Total liabilities		$1,563,046
Total stockholders’ (deficit)		$(805,262)
Statement of operations
Revenues	$	---
Net (loss)		$(798,009)

ORADISC GmbH [Member]
Schedule of Equity Method Investments [Line Items]
Summarized financial information for investment
Summarized financial information for our investment in ORADISC GmbH assuming 100% ownership is as follows:

ORADISC GmbH	December 31, 2013 (Unaudited)
Balance sheet
Total assets		$305,069
Total liabilities		$302,572
Total stockholders’ equity		$2,497
Statement of operations
Revenues	$	---
Net (loss)		$(34,671)

Summarized financial information for our investment in ORADISC GmbH assuming 100% ownership is as follows:

ORADISC GmbH	December 31, 2013 (Unaudited)
Balance sheet
Total assets		$305,069
Total liabilities		$302,572
Total stockholders’ equity		$2,497
Statement of operations
Revenues	$	---
Net (loss)		$(34,671)